Summary of Net Costs Incurred in Oil and Gas Producing Activities (details) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Summary of Net Costs Incurred in Oil and Gas Producing Activities
Acquisition of proved properties	$ 6,280,391	$ 5,192,441	$ 9,873,128
Development costs	317,042	29,796,379	6,581,343
Total Net Costs Incurred	$ 6,597,433	$ 34,988,820	$ 16,454,471